UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04894

Franklin Managed Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: 6/30/16

Item 1. Schedule of Investments.

FRANKLIN MANAGED TRUST

Statement of Investments, June 30, 2016 (unaudited)
Franklin Rising Dividends Fund
	Shares/
	Units	Value

Common Stocks and Other Equity Interests 98.7%
Aerospace & Defense 7.6%
General Dynamics Corp	2,209,190	$307,607,615
Honeywell International Inc	4,629,700	538,526,704
United Technologies Corp	4,554,636	467,077,922
		1,313,212,241
Automobiles & Components 2.6%
Johnson Controls Inc	9,996,111	442,427,873
Banks 0.1%
BB&T Corp	69,000	2,457,090
Citigroup Inc	68,000	2,882,520
KeyCorp	246,000	2,718,300
U.S. Bancorp	71,000	2,863,430
		10,921,340
Commercial & Professional Services 2.3%
ABM Industries Inc	1,145,249	41,778,683
Brady Corp., A	2,180,325	66,630,732
Cintas Corp	1,484,100	145,634,733
[a] Matthews International Corp., A	2,663,292	148,185,567
		402,229,715
Consumer Durables & Apparel 1.8%
Leggett & Platt Inc	1,097,590	56,097,825
NIKE Inc., B	4,610,400	254,494,080
		310,591,905
Consumer Services 2.1%
McDonald’s Corp	2,156,954	259,567,844
Yum! Brands Inc	1,255,000	104,064,600
		363,632,444
Diversified Financials 0.2%
[b] Berkshire Hathaway Inc., A	8	1,735,800
KKR & Co., LP (common units)	135,000	1,665,900
Northern Trust Corp	14,000	927,640
State Street Corp	469,000	25,288,480
		29,617,820
Electrical Equipment 0.0%†
Eaton Corp. PLC	55,000	3,285,150
Rockwell Automation Inc	15,000	1,722,300
		5,007,450
Energy 8.1%
Chevron Corp	3,070,000	321,828,100
EOG Resources Inc	870,300	72,600,426
Exxon Mobil Corp	3,419,700	320,562,678
Occidental Petroleum Corp	3,742,600	282,790,856
Schlumberger Ltd	4,975,529	393,464,833
		1,391,246,893

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN MANAGED TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)
	Shares/
	Units	Value

Common Stocks and Other Equity Interests (continued)
Food & Staples Retailing 4.8%
CVS Health Corp	2,573,200	$246,358,168
Walgreens Boots Alliance Inc	3,550,847	295,679,030
Wal-Mart Stores Inc	3,791,264	276,838,097
		818,875,295
Food, Beverage & Tobacco 7.2%
Archer-Daniels-Midland Co	8,211,200	352,178,368
Bunge Ltd	4,924,122	291,261,816
McCormick & Co. Inc	2,276,400	242,823,588
PepsiCo Inc	3,230,677	342,257,922
		1,228,521,694
Health Care Equipment & Services 12.2%
Abbott Laboratories	4,121,500	162,016,165
Becton, Dickinson and Co	3,102,516	526,155,689
DENTSPLY SIRONA Inc	1,755,000	108,880,200
Medtronic PLC	6,131,200	532,004,224
Stryker Corp	4,417,027	529,292,345
West Pharmaceutical Services Inc	3,141,600	238,384,608
		2,096,733,231
Household & Personal Products 3.7%
Colgate-Palmolive Co	3,829,210	280,298,172
The Procter & Gamble Co	4,236,288	358,686,505
		638,984,677
Industrial Conglomerates 3.8%
Carlisle Cos. Inc	322,529	34,084,865
General Electric Co	83,500	2,628,580
Roper Technologies Inc	3,642,302	621,231,029
		657,944,474
Insurance 2.6%
Aflac Inc	1,564,710	112,909,474
The Allstate Corp	57,000	3,987,150
Arthur J. Gallagher & Co	874,700	41,635,720
Erie Indemnity Co., A	1,733,082	172,164,366
MetLife Inc	20,000	796,600
Old Republic International Corp	4,380,950	84,508,525
Prudential Financial Inc	20,000	1,426,800
RLI Corp	437,718	30,106,244
The Travelers Cos. Inc	17,000	2,023,680
		449,558,559
Machinery 5.6%
Donaldson Co. Inc	3,007,604	103,341,274
Dover Corp	5,428,800	376,324,416
Hillenbrand Inc	1,366,700	41,055,668
Illinois Tool Works Inc	28,000	2,916,480
Parker-Hannifin Corp	27,000	2,917,350
Pentair PLC (United Kingdom)	7,317,400	426,531,246
Stanley Black & Decker Inc	22,000	2,446,840
		955,533,274

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FRANKLIN MANAGED TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)
	Shares/
	Units	Value

Common Stocks and Other Equity Interests (continued)
Materials 11.1%
Air Products and Chemicals Inc	3,568,458	$506,863,774
[a] Albemarle Corp	6,998,000	555,011,380
Bemis Co. Inc	1,516,389	78,078,870
Ecolab Inc	1,668,372	197,868,919
FMC Corp	20,000	926,200
Nucor Corp	1,825,400	90,193,014
Praxair Inc	4,327,535	486,371,659
		1,915,313,816
Media 1.3%
[a] John Wiley & Sons Inc., A	4,412,048	230,220,665
Pharmaceuticals, Biotechnology & Life Sciences 5.8%
AbbVie Inc	2,775,100	171,806,441
Johnson & Johnson	3,935,400	477,364,020
Merck & Co. Inc	64,000	3,687,040
Perrigo Co. PLC	1,711,600	155,190,772
Pfizer Inc	3,178,800	111,925,548
Roche Holding AG, ADR (Switzerland)	2,057,000	67,778,150
Sanofi, ADR (France)	65,000	2,720,250
		990,472,221
Retailing 4.5%
The Gap Inc	4,700,900	99,753,098
The Home Depot Inc	21,500	2,745,335
Nordstrom Inc	39,000	1,483,950
Ross Stores Inc	5,226,650	296,298,788
Target Corp	4,015,891	280,389,510
Tiffany & Co	1,560,200	94,610,528
		775,281,209
Semiconductors & Semiconductor Equipment 3.4%
Linear Technology Corp	2,714,000	126,282,420
Microchip Technology Inc	45,000	2,284,200
QUALCOMM Inc	2,430,600	130,207,242
Texas Instruments Inc	5,291,000	331,481,150
		590,255,012
Software & Services 5.6%
Accenture PLC, A	3,693,800	418,470,602
Microsoft Corp	10,482,500	536,389,525
		954,860,127
Technology Hardware & Equipment 0.1%
Cisco Systems Inc	70,000	2,008,300
Corning Inc	195,000	3,993,600
TE Connectivity Ltd	23,600	1,347,796
Western Digital Corp	35,000	1,654,100
		9,003,796
Trading Companies & Distributors 0.8%
W.W. Grainger Inc	574,300	130,509,675

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FRANKLIN MANAGED TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)
	Shares/
	Units	Value
Common Stocks and Other Equity Interests (continued)
Transportation 1.4%
Norfolk Southern Corp	11,000	$936,430
United Parcel Service Inc., B	2,182,300	235,077,356
		236,013,786
Total Common Stocks and Other Equity Interests (Cost $11,821,301,191)		16,946,969,192

Short Term Investments (Cost $231,732,042) 1.3%
Money Market Funds 1.3%
[b,c] Institutional Fiduciary Trust Money Market Portfolio	231,732,042	231,732,042
Total Investments (Cost $12,053,033,233) 100.0%		17,178,701,234
Other Assets, less Liabilities (0.0)%†		(1,515,505)
Net Assets 100.0%		$17,177,185,729

†Rounds to less than 0.1% of net assets.
[a]See Note 4 regarding holdings of 5% voting securities.
[b]Non-income producing.
[c]See Note 5 regarding investments in affiliated management investment companies.

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FRANKLIN MANAGED TRUST

Notes to Statement of Investments (unaudited)

Franklin Rising Dividends Fund

1. ORGANIZATION

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Rising Dividends Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

Effective May 20, 2016, Franklin Large Cap Value Fund, a series of Franklin Value Investors Trust, reorganized with and into Franklin Rising Dividends Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize

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FRANKLIN MANAGED TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At June 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$12,053,124,429

Unrealized appreciation	$5,501,156,524
Unrealized depreciation	(375,579,719)
Net unrealized appreciation (depreciation)	$5,125,576,805

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the nine months ended June 30, 2016, were as shown below.

	Number of			Number of
	Shares Held			Shares	Value at
	at Beginning	Gross	Gross	Held at End	End of	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)
Non-Controlled Affiliates
Albemarle Corp	6,956,000	42,000	—	6,998,000	$555,011,380	$6,273,210	$—
John Wiley & Sons Inc., A	4,412,048	—	—	4,412,048	230,220,665	3,970,843	—
Matthews International Corp., A	2,663,292	—	—	2,663,292	148,185,567	1,198,481	—
Total Affiliated Securities (Value is 5.4% of Net Assets)					$933,417,612	$11,442,534	$—

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FRANKLIN MANAGED TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies.

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	131,132,658	760,921,323	(660,321,939)	231,732,042	$231,732,042	$ —	$ —	1.2%

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ADR American Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  August 25, 2016

By /s/Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

      Chief Accounting Officer

Date: August 25, 2016